PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of composition of property and equipment by class

	R$ thousands
	Depreciation rates	Cost	Accumulated depreciation	Net notional value
Buildings	4%	8,251,334	(5,391,615)	2,859,719
Land	-	871,952	-	871,952
Installations, property and equipment for use	10%	5,573,061	(2,866,228)	2,706,833
Security and communication systems	10% to 20%	386,802	(267,132)	119,670
Data processing systems	20% to 40%	13,641,163	(10,208,530)	3,432,633
Transportation systems	10% to 20%	367,431	(137,794)	229,637
Balance on December 31, 2024 (1)		29,091,743	(18,871,299)	10,220,444

	Estimated useful life	Cost	Accumulated depreciation	Net notional value
Buildings	4%	8,386,525	(4,776,314)	3,610,211
Land	-	912,088	-	912,088
Installations, property and equipment for use	10%	6,070,838	(2,996,346)	3,074,492
Security and communication systems	10%	404,802	(278,452)	126,350
Data processing systems	20% to 40%	12,361,949	(9,056,887)	3,305,062
Transportation systems	10% to 20%	237,034	(147,228)	89,806
Balance on December 31, 2023 (1)		28,373,236	(17,255,227)	11,118,009
(1)	Includes underlying assets identified in lease contracts recognized under the scope of IFRS 16.

Schedule of change in property and equipment by class

	R$ thousands
	Buildings	Land	Facilities, furniture and installations, property and equipment for use	Security and communications systems	Data processing systems	Transportation systems	Total (1)
Balance on December 31, 2022	4,119,473	929,066	3,228,655	74,791	3,523,783	95,354	11,971,122
Additions	764,177	-	847,636	78,638	1,132,190	18,919	2,841,560
Write-offs	(550,332)	(16,978)	(497,896)	-	-	(1,652)	(1,066,858)
Impairment	-	-	-	(347)	(1,382)	-	(1,729)
Depreciation (2)	(723,107)	-	(503,903)	(26,732)	(1,349,529)	(22,815)	(2,626,086)
Balance on December 31, 2023	3,610,211	912,088	3,074,492	126,350	3,305,062	89,806	11,118,009

Balance on December 31, 2023	3,610,211	912,088	3,074,492	126,350	3,305,062	89,806	11,118,009
Additions	140,828	-	785,351	29,389	1,750,744	175,330	2,881,642
Write-offs	(331,734)	(40,136)	(777,800)	(5,508)	-	-	(1,155,178)
Impairment	-	-	(242)	(268)	(1,238)	-	(1,748)
Depreciation (2)	(559,586)	-	(374,968)	(30,293)	(1,621,935)	(35,499)	(2,622,281)
Balance on December 31, 2024	2,859,719	871,952	2,706,833	119,670	3,432,633	229,637	10,220,444
(1)	Includes right of use assets recognized; and
(2)	The difference of R$58,952 thousand (2023 - R$64,830 thousand) in relation to the amount presented in note 35 refers to expenses attributable to insurance contracts which are presented in the Income Statement in the caption "Insurance and pension income".